TAXATION (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INCOME TAX EXPENSE

The Chinese income tax provisions for the years ended December 31, 2024 and 2023 consist of the following:

	December 31,	December 31,
	2024	2023
Income before provision for income taxes	49,508	1,739,642
China’s corporate income tax standard rate (on income)	25.0%	25.0%
Income tax provision	$12,377	$434,911

The Chinese income tax provisions for the years ended December 31, 2023 and 2022 consist of the following:

	December 31,	December 31,
	2023	2022
Income (loss) before provision for income taxes	1,739,642	(2,155)
China’s corporate income tax standard rate (on income)	25.0%	—
Income tax provision	$434,911	$—

SCHEDULE OF RECONCILIATION OF INCOME TAXES

A reconciliation of the Chinese income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2024	2023
China’s corporate income tax standard rate	25.0%	25.0%
Income tax provision	25.0%	25.0%

A reconciliation of the Chinese income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2023	2022
China’s corporate income tax standard rate	25.0%	—
Income tax provision	25.0%	—

Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INCOME TAX EXPENSE

The income tax expense of the Group for the Relevant Periods is analysed as follows:

	For the Year Ended 31 December,
	2022	2023	2024
	RMB	RMB	RMB	USD
Current tax:
PRC corporate income tax	17,101	5,776	3,767	516
Deferred tax liabilities	(1,173)	(1,497)	-	-
Deferred tax assets, net	-	(35,469)	7,323	1,003
Total income tax expense/(benefit)	15,928	(31,190)	11,090	1,519
Less: income tax expenses from the discontinued operations	2,623	934	-	-
Income tax income tax expense/(benefit) from the continuing operations	18,551	(30,256)	11,090	1,519

The income tax expense of the Group for the Relevant Periods is analyzed as follows:

	For the year ended 31 December
	2022	2023
	RMB	RMB	USD

Current tax:
PRC corporate income tax	17,101	5,776	814
Deferred tax liabilities	(1,173)	(1,497)	(211)
Deferred tax assets, net	-	(35,469)	(4,996)
Total income tax expense/(benefit)	15,928	(31,190)	(4,393)
Less: income tax expenses from the discontinued operations	2,623	934	132
Income tax income tax expense/(benefit) from the continuing operations	18,551	(30,256)	(4,261)

SCHEDULE OF RECONCILIATION OF INCOME TAXES

A reconciliation of tax expense applicable to profit before tax at the statutory rate for the jurisdictions in which the majority of the Group’s subsidiaries are domiciled to the income tax expense at the effective income tax rate for each of the Relevant Periods is as follows:

	For the Year Ended 31 December,
	2022	2023	2024
	RMB	RMB	RMB	USD
(Loss)/profit before tax	(81,387)	65,856	(40,070)	(5,488)
Tax at the statutory tax rate (25%)	(20,347)	16,464	(10,018)	(1,372)
Impact of preferential tax rates	4,892	1,836	13,190	1,807
Non-taxable income	(19,633)	(8,912)	(822)	(113)
Non-deductible expense	1,098	622	605	83
Research and development super-deduction	(12,521)	(12,254)	(2,504)	(343)
Loss from equity investment	-	-	13,244	1,814
Change of valuation allowance	62,439	(28,946)	(2,605)	(357)
Income tax expense/(benefit)	15,928	(31,190)	11,090	1,519

A reconciliation of tax expense applicable to profit before tax at the statutory rate for the jurisdictions in which the majority of the Group’s subsidiaries are domiciled to the income tax expense at the effective income tax rate for each of the Relevant Periods is as follows:

	For the year ended 31 December
	2022	2023
	RMB	RMB	USD

(Loss)/profit before tax	(81,387)	65,856	9,276
Tax at the statutory tax rate (25%)	(20,347)	16,464	2,319
Impact of preferential tax rates	4,892	1,836	259
Non-taxable income	(19,633)	(8,912)	(1,256)
Non-deductible expense	1,098	622	88
Research and development super-deduction	(12,521)	(12,254)	(1,726)
Change of valuation allowance	62,439	(28,946)	(4,077)
Income tax expense/(benefit)	15,928	(31,190)	(4,393)

SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITY

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	USD
Deferred tax assets:
Accrued expense and other current liabilities	15,982	-	-
Bad debt provision	15,208	12,788	1,752
Lease liabilities	11,626	9,326	1,278
Net operating loss carry forwards	66,625	57,345	7,856
Total gross deferred tax assets	109,441	79,459	10,886
Valuation allowance on deferred tax assets	(60,732)	(40,523)	(5,552)
Deferred tax assets, net of valuation allowance	48,709	38,936	5,334
Deferred tax (liabilities)-non current:
Right-of-use assets	(13,240)	(10,789)	(1,478)
Intangible assets	(2,390)	-	-
Total deferred tax (liabilities)	(15,630)	(10,789)	(1,478)

The components of deferred tax assets and liabilities are as follows:

	As at December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Accrued expense and other current liabilities	26,706	15,982
Bad debt provision	19,114	15,208
Lease liabilities	12,529	11,626
Net operating loss carry forwards	46,782	66,625
Total gross deferred tax assets	105,131	109,441
Valuation allowance on deferred tax assets	(89,678)	(60,732)
Deferred tax assets, net of valuation allowance	15,453	48,709
Deferred tax (liabilities)-non current:
Right-of-use assets	(15,453)	(13,240)
Intangible assets	(3,887)	(2,390)
Total deferred tax (liabilities)	(19,340)	(15,630)